Investment Objectives and Goals - Alpha Architect US Equity 3 ETF	Mar. 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	ALPHA ARCHITECT US EQUITY 3 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect US Equity 3 ETF (the “Fund”) seeks to achieve long-term capital appreciation.